FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 20		$ 32
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - equity securities	468		460
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	170		174
Nuclear decomissioning trusts - Municipal debt securities	77		100
Nuclear decommissioning trusts - Other debt securities	78		25
Nuclear decommissioning trusts - Total debt securities	325		299
Total nuclear decommissioning trusts	793	[1]	759	[1]
Interest rate instruments, assets	66		34
Commodity contracts subject to rate recovery, assets	34		28
Commodity contracts not subject to rate recovery, assets	48		53
Investments	5		1
Total fair value of assets measured on a recurring basis	946		875
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	125		82
Commodity contracts subject to rate recovery, liabilities	13		8
Commodity contracts not subject to rate recovery, liabilities	49		67
Total fair value of liabilities measured on a recurring basis	187		157
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	2		10		27
Realized and unrealized losses	32		(16)		(31)
Allocated transmission instruments	7		8		15
Settlements	(18)				(1)
Balance at end of period	23		2		10
Change in unrealized gains relating to instruments still held at the end of the period	17		(9)		(16)
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	1
Commodity contracts subject to rate recovery, liabilities	61		60
Commodity contracts not subject to rate recovery, liabilities	1
Total fair value of liabilities measured on a recurring basis	63		60
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	124		82
Commodity contracts subject to rate recovery, liabilities	13		8
Commodity contracts not subject to rate recovery, liabilities	52		67
Total fair value of liabilities measured on a recurring basis	189		157
Collateral Netted [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	(61)		(60)
Commodity contracts not subject to rate recovery, liabilities	(4)
Total fair value of liabilities measured on a recurring basis	(65)		(60)
Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - equity securities	468		460
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	92		144
Nuclear decommissioning trusts - Total debt securities	92		144
Total nuclear decommissioning trusts	560	[1]	604	[1]
Commodity contracts subject to rate recovery, assets	10		25
Commodity contracts not subject to rate recovery, assets	15		9
Investments	5		1
Total fair value of assets measured on a recurring basis	590		639
Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	78		30
Nuclear decomissioning trusts - Municipal debt securities	77		100
Nuclear decommissioning trusts - Other debt securities	78		25
Nuclear decommissioning trusts - Total debt securities	233		155
Total nuclear decommissioning trusts	233	[1]	155	[1]
Interest rate instruments, assets	66		34
Commodity contracts subject to rate recovery, assets	1		1
Commodity contracts not subject to rate recovery, assets	35		66
Total fair value of assets measured on a recurring basis	335		256
Level 3
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, assets	23		2
Total fair value of assets measured on a recurring basis	23		2
Collateral Netted [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts not subject to rate recovery, assets	(2)		(22)
Total fair value of assets measured on a recurring basis	(2)		(22)
San Diego Gas and Electric Company and Subsidiary [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	10		25
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - equity securities	468		460
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	170		174
Nuclear decomissioning trusts - Municipal debt securities	77		100
Nuclear decommissioning trusts - Other debt securities	78		25
Nuclear decommissioning trusts - Total debt securities	325		299
Total nuclear decommissioning trusts	793	[1]	759	[1]
Commodity contracts subject to rate recovery, assets	32		26
Commodity contracts not subject to rate recovery, assets	1		2
Total fair value of assets measured on a recurring basis	826		787
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	81		58
Commodity contracts subject to rate recovery, liabilities	12		2
Total fair value of liabilities measured on a recurring basis	93		60
San Diego Gas and Electric Company and Subsidiary [Member] | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	61		60
Total fair value of liabilities measured on a recurring basis	61		60
San Diego Gas and Electric Company and Subsidiary [Member] | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	81		58
Commodity contracts subject to rate recovery, liabilities	12		2
Total fair value of liabilities measured on a recurring basis	93		60
San Diego Gas and Electric Company and Subsidiary [Member] | Collateral Netted [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	(61)		(60)
Total fair value of liabilities measured on a recurring basis	(61)		(60)
San Diego Gas and Electric Company and Subsidiary [Member] | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - equity securities	468		460
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	92		144
Nuclear decommissioning trusts - Total debt securities	92		144
Total nuclear decommissioning trusts	560	[1]	604	[1]
Commodity contracts subject to rate recovery, assets	9		24
Commodity contracts not subject to rate recovery, assets	1		2
Total fair value of assets measured on a recurring basis	570		630
San Diego Gas and Electric Company and Subsidiary [Member] | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	78		30
Nuclear decomissioning trusts - Municipal debt securities	77		100
Nuclear decommissioning trusts - Other debt securities	78		25
Nuclear decommissioning trusts - Total debt securities	233		155
Total nuclear decommissioning trusts	233	[1]	155	[1]
Total fair value of assets measured on a recurring basis	233		155
San Diego Gas and Electric Company and Subsidiary [Member] | Level 3
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, assets	23		2
Total fair value of assets measured on a recurring basis	23		2
Southern California Gas Company [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	2		3
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, assets			3
Commodity contracts subject to rate recovery, assets	2		2
Commodity contracts not subject to rate recovery, assets	2		3
Total fair value of assets measured on a recurring basis	4		8
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	1
Total fair value of liabilities measured on a recurring basis	1
Southern California Gas Company [Member] | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	1
Total fair value of liabilities measured on a recurring basis	1
Southern California Gas Company [Member] | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, assets	1		1
Commodity contracts not subject to rate recovery, assets	2		3
Total fair value of assets measured on a recurring basis	3		4
Southern California Gas Company [Member] | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, assets			3
Commodity contracts subject to rate recovery, assets	1		1
Total fair value of assets measured on a recurring basis	1		4
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	21	[2]	28	[2]
Fair value of financial instruments, Total long-term debt	9,826	[3]	8,330	[3]
Fair value of financial instruments, Due to unconsolidated affiliate			2	[4]
Fair value of financial instruments, Preferred stock of subsidiaries	99		179
Carrying Amount | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	3,895	[5]	3,305	[5]
Fair value of financial instruments, Contingently redeemable preferred stock	79		79
Carrying Amount | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,313	[6]	1,566	[6]
Fair value of financial instruments, Preferred stock	22		22
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	48	[2]	58	[2]
Fair value of financial instruments, Total long-term debt	11,047	[3]	8,883	[3]
Fair value of financial instruments, Due to unconsolidated affiliate			2	[4]
Fair value of financial instruments, Preferred stock of subsidiaries	106		166
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,288	[5]	3,300	[5]
Fair value of financial instruments, Contingently redeemable preferred stock	86		78
Fair Value | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,506	[6]	1,638	[6]
Fair value of financial instruments, Preferred stock	$ 23		$ 21

[1]	Excludes cash balances and cash equivalents.
[2]	We discuss our investments in affordable housing partnerships in Note 4.
[3]	Before reductions for unamortized discount (net of premium) of $16 million at December 31, 2011 and $22 million at December 31, 2010, and excluding capital leases of $204 million at December 31, 2011 and $221 million at December 31, 2010, and commercial paper classified as long-term debt of $400 million at December 31, 2011 and $800 million at December 31, 2010. We discuss our long-term debt in Note 5.
[4]	Note payable was extinguished due to the increase in our ownership of Chilquinta Energía to 100% in 2011.
[5]	Before reductions for unamortized discount of $11 million at December 31, 2011 and $9 million at December 31, 2010, and excluding capital leases of $193 million at December 31, 2011 and $202 million at December 31, 2010.
[6]	Before reductions for unamortized discount of $3 million at both December 31, 2011 and 2010, and excluding capital leases of $11 million at December 31, 2011 and $19 million at December 31, 2010.